Weighted Average Lease Term and Weighted Average Discount Rate (Details)	Jun. 30, 2024	Dec. 31, 2023
Leases [Abstract]
Weighted average lease term	2 years 6 months 25 days	3 years 7 days
Weighted average discount rate	3.58%	3.91%